- Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts payable, accrued expenses, and other liabilities	Accounts payable, accrued expenses, and other liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Operating lease assets	$ 172.6	$ 165.5
Operating lease liabilities	$ 180.9	$ 179.0
Weighted-average remaining term	2 years 10 months 24 days	3 years
Weighted-average discount rate	1.60%	2.50%